VIA EDGAR

December 11, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	TCW Alternative Funds
Post-Effective Amendment No. 6 to Registration Statement on Form N-1A File Nos.: 333-201676 and 811-23025

To the Staff of the Commission:

On behalf of TCW Alternative Funds (the “Trust”), enclosed for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed for the purpose of submitting exhibits containing interactive data format risk/return summary information for the Trust that mirrors the risk/return summary information contained in the Trust’s Registration Statement filed on November 20, 2015 and became effective on November 27, 2015. As noted on the facing page of the Amendment, the Amendment is to become effective immediately.

Should you have any questions, please contact the undersigned at (213) 244-0000.

Respectfully submitted,

/s/ Patrick W. Dennis
Patrick W. Dennis
Vice President and Assistant Secretary